Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 14:-	RELATED PARTY TRANSACTIONS

The Company rents its office in Herzliya, Israel from E.G Archimedes Ltd, which is under the Company’s executive chairman’s control, for a minimum monthly rental fee of approximately $5.5. The rent agreement is in place until December 2026 (refer to Note 9(5)).

In 2025 and 2024, the Company entered into short-term loan agreements with certain directors and officers of the Company (see Note 5b, Note 5c and Note 5e).

There were no other material related party transactions in each of the years ended December 31, 2025, 2024 and 2023 that were outside of the Company’s normal course of business.